Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net earnings	$ 37.4	$ 1,971.2
Depreciation, amortization and impairment charges	752.1	650.8
Net bond discount amortization	(11.5)	(116.3)
Amortization of share-based payment awards	84.3	80.1
Share of (profit) loss of associates	112.8	(169.6)
Net deferred income taxes	57.9	83.8
Net gains on investments	(297.9)	(1,691.0)
Gain on deconsolidation of insurance subsidiary	(117.1)	0.0
Loss on repurchase of borrowings	0.0	23.7
Net increase in fair value of investment property	(15.2)	(25.2)
Net purchases of securities classified at FVTPL	(2,336.2)	(366.7)
Changes in operating assets and liabilities	1,873.2	914.6
Cash provided by operating activities	139.8	1,355.4
Investing activities
Sales of investments in associates	139.8	323.8
Purchases of investments in associates	(29.8)	(772.1)
Net purchases of premises and equipment and intangible assets	(273.3)	(319.6)
Net purchases of investment property	(7.8)	(184.4)
Purchases of subsidiaries, net of cash acquired	0.0	(210.1)
Cash used in investing activities	(46.8)	(1,204.0)
Financing activities
Purchases for treasury	(137.9)	(104.4)
Purchases for cancellation	(100.9)	(118.0)
Common share dividends	(275.7)	(278.0)
Preferred share dividends	(44.0)	(45.8)
Issuances to non-controlling interests, net of issuance costs	218.2	44.7
Purchases of non-controlling interests	(251.2)	(151.4)
Dividends paid to non-controlling interests	(165.6)	(197.7)
Cash provided by (used in) financing activities	436.9	(837.4)
Increase (decrease) in cash and cash equivalents	529.9	(686.0)
Cash and cash equivalents – beginning of year	3,863.3	4,536.9
Foreign currency translation	73.9	12.4
Cash and cash equivalents – end of year	4,467.1	3,863.3
Holding company, insurance, and reinsurance companies
Investing activities
Cash divested on deconsolidation of non-insurance subsidiary	221.7	0.0
Financing activities
Proceeds, net of issuance costs	645.0	456.5
Repayments	(0.3)	(326.7)
Net borrowings from (repayments to) revolving credit facility and short term loans	690.0	132.1
Principal payments on lease liabilities	(61.9)	(59.9)
Non-insurance companies
Operating activities
Loss on repurchase of borrowings	0.0	23.7
Investing activities
Cash divested on deconsolidation of non-insurance subsidiary	(97.4)	(41.6)
Financing activities
Proceeds, net of issuance costs	107.8	302.7
Repayments	(82.5)	(308.5)
Net borrowings from (repayments to) revolving credit facility and short term loans		(16.9)
Principal payments on lease liabilities	$ (164.6)	$ (166.1)